Equity (Details) - USD ($)										1 Months Ended													12 Months Ended
	Dec. 09, 2021	Nov. 05, 2021	Oct. 14, 2021	Apr. 28, 2021	Mar. 26, 2021	Aug. 25, 2020	Aug. 14, 2020	May 24, 2019	Nov. 21, 2017	Jan. 25, 2022	Nov. 30, 2021	Nov. 16, 2021	Oct. 31, 2021	Oct. 30, 2021	Sep. 30, 2021	Sep. 16, 2021	Jul. 31, 2021	Jul. 16, 2021	Apr. 30, 2021	Apr. 20, 2021	Aug. 26, 2020	Jul. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jan. 12, 2021
Equity (Details) [Line Items]
Reverse split, description						the Company’s board approved a 1 for 10 reverse split of its ordinary shares (the “Reverse Split”), which became effective on August 27, 2020															On August 26, 2020, the Company’s board of directors approved a 1 for 10 reverse split of its ordinary shares.
Recorded expenses																							$ 5,620,000	$ 4,630,000
Purchase of ordinary shares (in Shares)								179,942
Sale of ordinary shares (in Shares)																		15,000,000
Purchase of warrants (in Shares)																		15,000,000
Warrants exercise price per share (in Dollars per share)											$ 1.05		$ 0.875
Warrants to purchase ordinary shares (in Shares)											4,450,000
Aggregate purchase price											$ 6.68
Fair value of warrants																							$ (65,576)	$ (275,055)	$ (282,232)
Warrant purchase description																									the Company had warrants to purchase 239,675 Class A ordinary shares, among which 35,973 shares shall be exercised at $13.1 per share and 203,702 shares shall be exercised at $0.51. These warrants were classified as liability with changes in fair value charged to consolidated statements of operations and comprehensive loss. During February through March 2021, the investors exercised warrants to purchase 179,942 ordinary shares.
Total of ordinary shares (in Shares)																	1,500,000
Initial exercise price per share (in Dollars per share)																							$ 1.5
Common Stock [Member]
Equity (Details) [Line Items]
Ordinary shares issued (in Shares)																								863,335
Minimum [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Price per share (in Dollars per share)																							0.33	$ 1.68
Maximum [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Price per share (in Dollars per share)																							$ 0.34	$ 5.7
egistered Direct Offering [Member]
Equity (Details) [Line Items]
Purchase price											$ 6.68
Warrants to purchase ordinary shares (in Shares)											4,450,000
Aggregate purchase price											$ 6.68
Fair value of warrants								$ 65,581
Earn-Out Payments [Member]
Equity (Details) [Line Items]
Ordinary shares issued (in Shares)																										700,000
October Private Placement [Member]
Equity (Details) [Line Items]
Purchase price		$ 24.27	$ 11.07													$ 10.05
Warrants issued (in Shares)									15,232,000
Warrants exercise price per share (in Dollars per share)									$ 0.67
Fair value of warrants											$ 6,139,900			$ 2,477,629	$ 2,287,907				$ 5,213,951				$ 6,439,200	$ 975,000	$ 653,252
Total of ordinary shares (in Shares)																				6,950,000
Initial exercise price per share (in Dollars per share)																							$ 3.6
Warrants issuance of period																								5 years 6 months
Placement Agent Warrants [Member]
Equity (Details) [Line Items]
Warrants exercise price per share (in Dollars per share)															$ 0.8875				$ 3.6
Aggregate shares percentage											9246837.00%		5271551.00%		4717333.00%				11392464.00%
SecuritiesPurchaseAgreementMember
Equity (Details) [Line Items]
Aggregate of ordinary shares (in Shares)			4,000,000									27,740,512						14,152,000
Price per share (in Dollars per share)		$ 0.875														$ 0.71
Warrants exercise price per share (in Dollars per share)		$ 1.05	$ 0.57													$ 0.8875		$ 1.5
Purchase price			$ 2.28
SecuritiesPurchaseAgreementMember | Common Stock [Member]
Equity (Details) [Line Items]
Aggregate of ordinary shares (in Shares)				6,950,000	3,797,488		1,500,000															1,875,000
Price per share (in Dollars per share)				$ 3.6	$ 3.72		$ 4															$ 3.2
Gross proceeds of value				$ 25,000,000			$ 6,000,000											$ 22,500,000				$ 6,000,000
Net proceeds				$ 23,100,000	$ 14,100,000		$ 5,500,000											$ 20.8				$ 5,500,000
Ordinary shares, par value					$ 0
SecuritiesPurchaseAgreementMember | October Private Placement [Member]
Equity (Details) [Line Items]
Aggregate of ordinary shares (in Shares)			15,814,652
Price per share (in Dollars per share)			$ 0.71
Warrants exercise price per share (in Dollars per share)			$ 0.875
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)																							116,773,794	20,384,630	4,518,865
Common stock, shares outstanding (in Shares)																							116,773,794	20,384,630	4,518,865
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Sale of ordinary shares (in Shares)																							66,157,164	3,797,488
Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)																							975,000
Common stock, shares outstanding (in Shares)																							975,000
Chief Executive Officer [Member] | Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares granted (in Shares)	1,300,000
April Registered Direct Offering [Member]
Equity (Details) [Line Items]
Warrants exercise price per share (in Dollars per share)																							$ 0.4
Fair value of warrants																							$ 7,888,250
Warrant expiration date										Oct. 29, 2025
April Registered Direct Offering [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Aggregate of ordinary shares (in Shares)																							5,549,000
Warrants exercise price per share (in Dollars per share)																							$ 3.6
July Registered Direct Offering [Member]
Equity (Details) [Line Items]
Warrants exercise price per share (in Dollars per share)										$ 1.5													$ 0.4
Fair value of warrants																							$ 6,045,000
Warrant expiration date										Jul. 20, 2026
July Registered Direct Offering [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Aggregate of ordinary shares (in Shares)										10,549,000
Earn-Out Payments [Member]
Equity (Details) [Line Items]
Equity interest percentage																										51.00%